Other Comprehensive Income and Accumulated Other Comprehensive Income (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year	$ 2,236	$ 2,005	$ 1,255
Other comprehensive income (loss) before reclassifications	(1,463)	217	771
Amounts reclassified from accumulated other comprehensive income	37	14	(21)
Other comprehensive income (loss), net of taxes	(1,426)	231	750
Accumulated other comprehensive income, net of tax, balance, end of year	810	2,236	2,005
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	(2,734)	281	1,570
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	3	81	4
Net changes in benefit plan assets and obligations	647	(69)	(307)
Net changes in unrealized foreign currency translation	(112)	43	(90)
Other comprehensive income (loss) before income taxes	(2,196)	336	1,177
Income tax expense (benefit), other comprehensive income (loss)	(770)	105	427
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year	2,908	2,729	1,719
Other comprehensive income (loss) before reclassifications	(1,740)	228	1,091
Amounts reclassified from accumulated other comprehensive income	(43)	(49)	(81)
Other comprehensive income (loss), net of taxes	(1,783)	179	1,010
Accumulated other comprehensive income, net of tax, balance, end of year	1,125	2,908	2,729
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	(2,734)	281	1,570
Income tax expense (benefit), other comprehensive income (loss)	(951)	102	560
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year	195	142	140
Other comprehensive income (loss) before reclassifications	(2)	48	(8)
Amounts reclassified from accumulated other comprehensive income	4	5	10
Other comprehensive income (loss), net of taxes	2	53	2
Accumulated other comprehensive income, net of tax, balance, end of year	197	195	142
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	3	81	4
Income tax expense (benefit), other comprehensive income (loss)	1	28	2
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year	(857)	(811)	(610)
Other comprehensive income (loss) before reclassifications	358	(104)	(251)
Amounts reclassified from accumulated other comprehensive income	68	58	50
Other comprehensive income (loss), net of taxes	426	(46)	(201)
Accumulated other comprehensive income, net of tax, balance, end of year	(431)	(857)	(811)
Net changes in benefit plan assets and obligations	647	(69)	(307)
Income tax expense (benefit), other comprehensive income (loss)	221	(23)	(106)
Net Unrealized Foreign Currency Translation [Member]
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income, net of tax, balance, beginning of year	(10)	(55)	6
Other comprehensive income (loss) before reclassifications	(79)	45	(61)
Amounts reclassified from accumulated other comprehensive income	8
Other comprehensive income (loss), net of taxes	(71)	45	(61)
Accumulated other comprehensive income, net of tax, balance, end of year	(81)	(10)	(55)
Net changes in unrealized foreign currency translation	(112)	43	(90)
Income tax expense (benefit), other comprehensive income (loss)	$ (41)	$ (2)	$ (29)